Principal subsidiaries, investments in associates and joint ventures - Summary of principal subsidiaries, investments in associates and joint ventures (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
TMBThanachart Bank Public Company Limited
Disclosure of Significant Investments in Principal Subsidiaries, Associates and Joint Ventures [Line Items]
Interest held	23.00%	23.00%
ING Bank N.V.
Disclosure of Significant Investments in Principal Subsidiaries, Associates and Joint Ventures [Line Items]
Proportion of ownership and interest held by the group	100.00%	100.00%
ING Belgium S.A./N.V.
Disclosure of Significant Investments in Principal Subsidiaries, Associates and Joint Ventures [Line Items]
Proportion of ownership and interest held by the group	100.00%	100.00%
ING Luxembourg S.A.
Disclosure of Significant Investments in Principal Subsidiaries, Associates and Joint Ventures [Line Items]
Proportion of ownership and interest held by the group	100.00%	100.00%
ING DiBa AG
Disclosure of Significant Investments in Principal Subsidiaries, Associates and Joint Ventures [Line Items]
Proportion of ownership and interest held by the group	100.00%	100.00%
ING Bank Slaski S.A.
Disclosure of Significant Investments in Principal Subsidiaries, Associates and Joint Ventures [Line Items]
Proportion of ownership and interest held by the group	75.00%	75.00%
Proportion of ownership interests held by non-controlling interests		25.00%
ING Financial Holdings Corporation
Disclosure of Significant Investments in Principal Subsidiaries, Associates and Joint Ventures [Line Items]
Proportion of ownership and interest held by the group	100.00%	100.00%
ING Bank A.S.
Disclosure of Significant Investments in Principal Subsidiaries, Associates and Joint Ventures [Line Items]
Proportion of ownership and interest held by the group	100.00%	100.00%
ING Bank (Australia) Ltd
Disclosure of Significant Investments in Principal Subsidiaries, Associates and Joint Ventures [Line Items]
Proportion of ownership and interest held by the group	100.00%	100.00%
ING Commercial Finance B.V.
Disclosure of Significant Investments in Principal Subsidiaries, Associates and Joint Ventures [Line Items]
Proportion of ownership and interest held by the group	100.00%	100.00%